Non-Controlling Interests (Tables)	12 Months Ended
Dec. 31, 2018
Noncontrolling Interest [Abstract]
Ownership of the LLC Units
The ownership of the LLC Units is summarized as follows:

	As of December 31, 2018
	Units	Ownership %

Pluralsight, Inc.'s ownership of LLC Units	65,191,907	48.6%
LLC Units owned by the Continuing Members(1)	68,881,732	51.4%
	134,073,639	100.0%
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(1) Excludes 3,195,322 LLC Units still subject to time-based vesting requirements.